Tax Payable	12 Months Ended
Sep. 30, 2022
Tax Payables [Abstract]
TAX PAYABLE

NOTE 12 – TAX PAYABLE

Tax payable consisted of the following as of September 30, 2022 and 2021:

	As of September 30,
	2022	2021
VAT payable	$(315,108)	$224,903
Corporate income tax payables	3,340,256	3,716,299
Other tax payables	101,630	109,956
Total	$3,126,778	$4,051,158